Taxes - Summary Of Settlement Of Tax Disputes (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2018
Disclosure Of Tax Liabilities [Abstract]
Percentage of tax loss carryforwards settlement of debt	80.00%